Financial Instruments - Summary of Notional Amounts Outstanding Under Foreign Exchange Contracts, Average Contractual Exchange Rates and Settlement Periods of Contracts (Detail)
€ in Millions, ¥ in Millions, £ in Millions, kr in Millions, kr in Millions, SFr in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
	12 Months Ended
	Jan. 31, 2024 CAD ($)	Jan. 31, 2023 CAD ($)	Jan. 31, 2024 USD ($)	Jan. 31, 2024 EUR (€)	Jan. 31, 2024 AUD ($)	Jan. 31, 2024 NZD ($)	Jan. 31, 2024 GBP (£)	Jan. 31, 2024 NOK (kr)	Jan. 31, 2024 SEK (kr)	Jan. 31, 2024 JPY (¥)	Jan. 31, 2024 CHF (SFr)	Jan. 31, 2023 USD ($)	Jan. 31, 2023 EUR (€)	Jan. 31, 2023 AUD ($)	Jan. 31, 2023 NZD ($)	Jan. 31, 2023 GBP (£)	Jan. 31, 2023 NOK (kr)	Jan. 31, 2023 SEK (kr)	Jan. 31, 2023 MXN ($)
Disclosure of detailed information about financial instruments [line items]
Other financial assets	$ 156.2	$ 191.9
Other financial liabilities	$ 110.9	$ 150.5
Contracts one [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	AUD	AUD
Buy currency	CAD	CAD
Average rate	0.8936	0.9161
Contracts two [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	CAD	CAD
Buy currency	JPY	Euro
Average rate	109.2804	1.4554
Contracts three [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	Euro	CAD
Buy currency	CAD	MXN
Average rate	1.4565	0.071
Contracts four [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	Euro	CAD
Buy currency	CHF	USD
Average rate	0.9327	1.3001
Contracts five [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	Euro	Euro
Buy currency	GBP	CAD
Average rate	0.8539	1.4572
Contracts six [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	Euro	Euro
Buy currency	NOK	NOK
Average rate	11.4161	0.093
Contracts seven [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	Euro	Euro
Buy currency	SEK	SEK
Average rate	11.24	0.0893
Contracts eight [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	USD	GBP
Buy currency	CAD	Euro
Average rate	1.3473	1.1401
Contracts nine [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	CAD	CAD
Buy currency	AUD	NZD
Average rate	1.1289	0.8606
Contracts ten [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	NZD	NOK
Buy currency	AUD	Euro
Average rate	0.9246	0.0936
Contracts eleven [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	CAD	SEK
Buy currency	Euro	Euro
Average rate	0.6885	0.0895
Contracts twelve [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	GBP	USD
Buy currency	Euro	CAD
Average rate	1.1266	1.3001
Contracts thirteen [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	NOK
Buy currency	Euro
Average rate	0.087
Contracts thirteen [member] | Between 12 and 24 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency		USD
Buy currency		CAD
Average rate		1.346
Contracts fourteen [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	SEK
Buy currency	Euro
Average rate	0.0882
Contracts Fifteen [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	CAD
Buy currency	USD
Average rate	0.742
Contracts Sixteen [member] | Between 12 and 24 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	AUD
Buy currency	CAD
Average rate	0.8918
Contracts Seventeen [member] | Between 12 and 24 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	USD
Buy currency	CAD
Average rate	1.3475
Contracts Eighteen [member] | Between 12 and 24 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	NZD
Buy currency	AUD
Average rate	0.9122
Contracts Nineteen [member] | Between 12 and 24 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	GBP
Buy currency	Euro
Average rate	1.1098
Contracts Twenty [member] | Between 12 and 24 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	NOK
Buy currency	Euro
Average rate	0.0845
Contracts Twenty One [member] | Between 12 and 24 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	SEK
Buy currency	Euro
Average rate	0.0863
Contracts Twenty Two [member] | Between 24 and 36 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	USD
Buy currency	CAD
Average rate	1.3501
Contracts Twenty Three [Member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	AUD	AUD
Buy currency	CAD	CAD
Average rate	0.9008	0.9161
Contracts Twenty Four [Member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	NZD	GBP
Buy currency	AUD	Euro
Average rate	0.9246	1.1401
Contracts Twenty Five [Member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	GBP	NOK
Buy currency	Euro	Euro
Average rate	1.1255	0.0936
Contracts Twenty Six [Member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	NOK	SEK
Buy currency	Euro	Euro
Average rate	0.0862	0.0897
Contracts Twenty Seven [Member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	SEK	USD
Buy currency	Euro	CAD
Average rate	0.088	1.3333
Contracts Twenty Eight [Member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	USD
Buy currency	CAD
Average rate	1.3492
Contracts Twenty Eight [Member] | Between 12 and 24 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency		USD
Buy currency		CAD
Average rate		1.346
Contracts Twenty Nine [Member] | Between 12 and 24 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	AUD
Buy currency	CAD
Average rate	0.8918
Contracts Thirty [Member] | Between 12 and 24 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	NZD
Buy currency	AUD
Average rate	0.9122
Contracts Thirty One [Member] | Between 12 and 24 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	GBP
Buy currency	Euro
Average rate	1.1098
Contracts Thirty Two [Member] | Between 12 and 24 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	NOK
Buy currency	Euro
Average rate	0.0845
Contracts Thirty Three [Member] | Between 12 and 24 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	SEK
Buy currency	Euro
Average rate	0.0863
Contracts Thirty Four [Member] | Between 12 and 24 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	USD
Buy currency	CAD
Average rate	1.3475
Contracts Thirty Five [Member] | Between 24 and 36 months [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	USD
Buy currency	CAD
Average rate	1.3501
Foreign Exchange Contracts [member] | Contracts one [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 194.2	$ 165.6			$ 219.9									$ 176.2
Foreign Exchange Contracts [member] | Contracts two [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	2.8	20.8								¥ 308.5			€ 14.4
Foreign Exchange Contracts [member] | Contracts three [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	233.2	7.9		€ 160.5															$ 111.1
Foreign Exchange Contracts [member] | Contracts four [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1.0	191.8									SFr 0.6	$ 143.8
Foreign Exchange Contracts [member] | Contracts five [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0.7	379.1					£ 0.4						€ 261.9
Foreign Exchange Contracts [member] | Contracts six [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	3.5	13.3						kr 27.0									kr 99.9
Foreign Exchange Contracts [member] | Contracts seven [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0.3	13.0							kr 2.3									kr 102.0
Foreign Exchange Contracts [member] | Contracts eight [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,080.1	46.1	$ 806.9													£ 28.0
Foreign Exchange Contracts [member] | Contracts nine [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0.2	1.0			0.3										$ 1.2
Foreign Exchange Contracts [member] | Contracts ten [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	26.9	80.8				$ 32.7											606.0
Foreign Exchange Contracts [member] | Contracts eleven [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	51.3	134.8		€ 35.3														1,057.8
Foreign Exchange Contracts [member] | Contracts twelve [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	31.8	1,464.0					18.7					1,098.0
Foreign Exchange Contracts [member] | Contracts thirteen [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	111.5							871.1
Foreign Exchange Contracts [member] | Contracts thirteen [member] | Between 12 and 24 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		540.0										405.0
Foreign Exchange Contracts [member] | Contracts fourteen [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	169.1								1,307.3
Foreign Exchange Contracts [member] | Contracts Fifteen [member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	260.1		194.3
Foreign Exchange Contracts [member] | Contracts Sixteen [member] | Between 12 and 24 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	23.0				26.1
Foreign Exchange Contracts [member] | Contracts Seventeen [member] | Between 12 and 24 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	735.7		549.6
Foreign Exchange Contracts [member] | Contracts Eighteen [member] | Between 12 and 24 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	6.2					7.5
Foreign Exchange Contracts [member] | Contracts Nineteen [member] | Between 12 and 24 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	11.1						6.5
Foreign Exchange Contracts [member] | Contracts Twenty [member] | Between 12 and 24 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	18.0							140.4
Foreign Exchange Contracts [member] | Contracts Twenty One [member] | Between 12 and 24 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	26.2								202.8
Foreign Exchange Contracts [member] | Contracts Twenty Two [member] | Between 24 and 36 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	281.0		209.9
Hedging foreign exchange contracts [member] | Contracts Twenty Three [Member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	86.9	165.6			98.3									$ 176.2
Other financial assets	1.4	0.0
Other financial liabilities	0.0	4.9
Hedging foreign exchange contracts [member] | Contracts Twenty Four [Member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	26.9	46.1				32.7										£ 28.0
Other financial assets	0.0	0.5
Other financial liabilities	0.0	0.0
Hedging foreign exchange contracts [member] | Contracts Twenty Five [Member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	31.1	62.5					18.3										kr 469.0
Other financial assets	0.0	1.1
Other financial liabilities	1.0	0.0
Hedging foreign exchange contracts [member] | Contracts Twenty Six [Member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	65.8	100.2						514.0										kr 786.2
Other financial assets	0.0	2.0
Other financial liabilities	1.1	0.0
Hedging foreign exchange contracts [member] | Contracts Twenty Seven [Member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	83.5	1,122.1							645.9			841.6
Other financial assets	0.0	2.6
Other financial liabilities	0.9	35.9
Hedging foreign exchange contracts [member] | Contracts Twenty Eight [Member] | Less than 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	682.7		510.0
Other financial assets	8.6
Other financial liabilities	2.4
Hedging foreign exchange contracts [member] | Contracts Twenty Eight [Member] | Between 12 and 24 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		540.0										$ 405.0
Other financial assets		8.1
Other financial liabilities		$ 0.0
Hedging foreign exchange contracts [member] | Contracts Twenty Nine [Member] | Between 12 and 24 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	23.0				$ 26.1
Other financial assets	0.1
Other financial liabilities	0.0
Hedging foreign exchange contracts [member] | Contracts Thirty [Member] | Between 12 and 24 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	6.2					$ 7.5
Other financial assets	0.0
Other financial liabilities	0.1
Hedging foreign exchange contracts [member] | Contracts Thirty One [Member] | Between 12 and 24 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	11.1						£ 6.5
Other financial assets	0.0
Other financial liabilities	0.3
Hedging foreign exchange contracts [member] | Contracts Thirty Two [Member] | Between 12 and 24 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	18.0							kr 140.4
Other financial assets	0.0
Other financial liabilities	0.4
Hedging foreign exchange contracts [member] | Contracts Thirty Three [Member] | Between 12 and 24 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	26.2								kr 202.8
Other financial assets	0.0
Other financial liabilities	0.7
Hedging foreign exchange contracts [member] | Contracts Thirty Four [Member] | Between 12 and 24 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	735.7		549.6
Other financial assets	6.5
Other financial liabilities	0.2
Hedging foreign exchange contracts [member] | Contracts Thirty Five [Member] | Between 24 and 36 months [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	208.2		$ 155.5
Other financial assets	2.3
Other financial liabilities	$ 0.0